Subsequent Events (Details) - USD ($)																				1 Months Ended																																							3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2020	Jun. 03, 2020	Jun. 02, 2020	Apr. 15, 2020	Apr. 14, 2020	Apr. 02, 2020	Mar. 11, 2020	Mar. 01, 2020	Jan. 02, 2020	Dec. 01, 2019	Nov. 07, 2019	Nov. 01, 2019	Oct. 07, 2019	Jul. 12, 2019	Apr. 03, 2019	Mar. 02, 2019	Mar. 02, 2019	Feb. 11, 2019	Nov. 13, 2018	Jun. 11, 2020	Jun. 10, 2020	May 29, 2020	May 29, 2020	May 27, 2020	May 26, 2020	May 25, 2020	May 22, 2020	May 21, 2020	May 20, 2020	May 19, 2020	May 18, 2020	May 14, 2020	May 13, 2020	May 12, 2020	May 07, 2020	May 05, 2020	May 01, 2020	Apr. 22, 2020	Apr. 20, 2020	Apr. 16, 2020	Apr. 15, 2020	Apr. 09, 2020	Feb. 25, 2020	Feb. 21, 2020	Feb. 18, 2020	Jan. 30, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 18, 2019	Nov. 18, 2019	Oct. 18, 2019	Jun. 25, 2019	Jun. 19, 2019	Dec. 18, 2018	Nov. 18, 2018	Oct. 18, 2018	Sep. 27, 2018	Sep. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Oct. 02, 2020	Sep. 30, 2019	Sep. 30, 2018	Jun. 08, 2020	Apr. 23, 2020	Apr. 18, 2020	Jan. 18, 2020	Oct. 02, 2019
Subsequent Events (Textual)
Accrued interest paid							$ 43
Share par value													$ 0.10																																														$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Professional fees													$ 2,500						$ 161,700
Issued of common shares							239,608									158,416	158,416																																								2,692
Principal amount							$ 450
Issued a promissory note																																																														$ 138,430
Per share price							$ .00625									$ 0.0101	$ 0.0101																										$ .008
Conversion fees							$ 1,005
Amortization payments																																																											$ 2,772	$ 69,377	$ 5,544	$ 137,691		$ 276,276	$ 274,655
Trillium Partners LP [Member]
Subsequent Events (Textual)
Issued of common shares																																																						5,055,829	5,055,829	5,055,829
Interest rate														10.00%
Conversion fees																																																										$ 1,095
Livingston Asset Management [Member]
Subsequent Events (Textual)
Principal amount															$ 12,500			$ 12,500																																		$ 2,125	$ 12,500
Subsequent Event [Member]
Subsequent Events (Textual)
Convertible promissory note										$ 17,000		$ 17,000															$ 2,440			$ 2,092		$ 1,588																$ 78,000	$ 6,000	$ 6,000	$ 6,000																	$ 6,000	$ 6,000	$ 17,000
Interest rate										10.00%		10.00%																																				150.00%	12.00%	12.00%	12.00%																			10.00%
Accrued interest paid																																																$ 117,000
Restricted common stock																																												23,948
Maturity date, description								The note bears interest at 10% and matures in six months.		The note bears interest at 10% and matures in six months.		The note bears interest at 10% and matures in six months.																																	The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.				The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.												The note bears interest at 10% and matures in six months.
Issued of common shares											194,520																2,100,000			1,800,000		1,450,000										3,650,843
Description of cancelled and transfer of shares											The Company will cancel these shares and reverse the accounting recognition recorded upon issuance. In addition, Livingston transferred ownership of 25,719 common shares to an unrelated third party.
Gain on debt extinguishment												$ 136,375
Monthly payments																																															$ 500
Subsequent event, description									The Company issued a promissory note for $17,000 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10% and matures in six months.																																				The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.
Principal amount																																														$ 208,500
Net of original issue discount																																														58,500
Cash received																																														147,355
Legal and other fees																																														$ 2,645
Debt Instrument payment ,description																																														Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments.
Issued a promissory note								$ 17,000																																		$ 51,000			$ 6,000
Per share price																											$ 0.00144			$ 0.00144		$ 0.00144										$ 0.00018		$ 0.12
Conversion fees																											$ 500			$ 500		$ 500
Services rendered																																												$ 2,916
Monthly lease rent for warehouse																																								$ 5,154
Subsequent Event [Member] | Geneva Roth Remark Holdings [Member]
Subsequent Events (Textual)
Subsequent event, description																																							The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $60,000, for $57,000, cash and fees of $3,000 (treated as OID to be amortized over the life of the note) having a 10% annual interest rate, maturity of April 20, 2021, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice.
Subsequent Event [Member] | Michael Bannon [Member]
Subsequent Events (Textual)
Subsequent event, description				The Company issued a convertible note payable to Michael Bannon (the Company's CEO) in the principal amount of $69,391, in exchange for the amounts owed to an entity controlled by Mr. Bannon. The Company's wholly owned subsidiary Howco, had borrowed a total of $69,391, under the terms of a purchase order financing agreement with Pike Falls. The note interest rate is 10%, and it matures on January 31, 2022. Following the issuance of the new note, Bantec, Inc will have a direct liability to Mr. Bannon in the amount of $69,391, and Howco will have fixed liability to the parent company of the same amount. The new note principal and interest may be converted into the Company's common stock at 50% of the lowest closing bid price in the thirty days preceding the conversion notice.	The Company amended the note first issued to Michael Bannon (the Company's CEO) on January 19, 2019, in amount of $200,000, with a principal and interest balance of $195,000, and $17,947, respectively at March 31, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the note interest rate to 10%, and extends the maturity date to September 23, 2021. The change in conversion terms will be treated as stock settled debt under ASC 480, and put premium will be recognized with a charge to interest expense. Following the partial conversion on April 14, 2020, the note principal balance is $171,750.
Debt Instrument payment ,description					The Company amended the note first issued to Michael Bannon (the Company's CEO) on December 18, 2018, in amount of $400,000, with a principal and interest balance of $367,500, and $57,019, respectively at March 31, 2020. The amendment adds conversion terms, which state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, and reduces the interest rate to 10%, and extends the maturity date to January 7, 2024.
Subsequent Event [Member] | Pike Falls LLC [Member]
Subsequent Events (Textual)
Subsequent event, description				The Company amended the note first issued to AIG and subsequently assigned to Pike Falls LLC (entities controlled by the Company's CEO) in amount of $840,000, with a principal and interest balance of $688,444, and $198,384, respectively at March 31, 2020. The amendment changes conversion terms, which now state the note principal and interest may be converted to common stock at 50% of the lowest closing bid price during thirty days prior to conversion, increases the interest rate to 10%, and has a maturity date of January 7, 2022.
Subsequent Event [Member] | Trillium Partners LP [Member]
Subsequent Events (Textual)
Accrued interest paid																				$ 9					$ 22						$ 2,175		$ 597			$ 3	$ 26				$ 31
Issued of common shares																				2,202,427					2,961,147						2,966,527		2,959,973			643,232	860,377				1,623,103
Principal amount																				$ 2,190					$ 3,315						$ 1,170		$ 4,958			$ 500	$ 1,450				$ 1,350
Per share price																				$ 0.0015					$ 0.0015						$ 0.0015		$ 0.0025			$ 0.0023
Conversion fees																				$ 1,105					$ 1,105						$ 1,105		$ 1,105			$ 1,105	$ 1,105				$ 1,105
Subsequent Event [Member] | Redstart Holdings [Member]
Subsequent Events (Textual)
Convertible promissory note	$ 6,300	$ 6,600	$ 6,600																		$ 5,300	$ 6,600	$ 6,600	$ 6,600	$ 3,500	$ 3,800		$ 3,800	$ 3,800		$ 3,800	$ 4,300		$ 3,800	$ 3,100	$ 3,600		$ 5,300		$ 5,300																										$ 8,800
Accrued interest paid																					$ 2,500
Issued of common shares	2,863,636	2,869,565	2,869,565																	636,364	3,545,455		2,869,565	2,869,565	1,461,333	1,461,538		1,461,538	1,461,538		1,461,538	1,482,759		1,055,556	1,033,333	1,058,824		963,636		963,636
Principal amount																				$ 1,400
Per share price	$ 0.0022	$ 0.0023	$ 0.0023																	$ 0.0022	$ 0.0022	$ 0.0023	$ 0.0023	$ 0.0023	$ 0.0024	$ 0.0024		$ 0.0026	$ 0.0026		$ 0.0026	$ 0.0029		$ 0.0036	$ 0.003	$ 0.0034		$ 0.0055		$ 0.0055																										$ 0.0022
Subsequent Event [Member] | Tri-Bridge Ventures, LLC [Member]
Subsequent Events (Textual)
Convertible promissory note																												$ 7,595			$ 6,752							$ 10,041				$ 51,000
Issued of common shares																												4,340,119														2,008,093
Debt Instrument payment ,description																						Tri-Bridge converted $9,413, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 5,705,136, shares of common stock, at $0.000165, per share.										The Company issued a convertible promissory note for $35,000 issued to Tri-Bridge Ventures LLC for a cash loan of $35,000. The note has a one year maturity, 8% annual interest and can be converted to common stock at the contracted price of 60% of the lowest daily traded price during the 10 days prior to delivery of a conversion notice.
Issued a promissory note																												$ 51,000
Per share price																												$ 0.000175														$ 0.005
Subsequent Event [Member] | Alpha Capital Anstalt [Member]
Subsequent Events (Textual)
Convertible promissory note																																																																			$ 2,200
Per share price																																																																			$ 0.0055
Subsequent Event [Member] | Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Accrued interest paid																																										$ 2,682
Subsequent event, description																																										The assigned note became convertible as of the date of the assignment by virtue of an agreement between the Company and the new note holder. The terms of the note provide for conversion of principal and accrued interest at a 50% discount to the lowest closing bid price over the 20 days prior to conversion.
Subsequent Event [Member] | Crown Bridge Partners, LLc [Member]
Subsequent Events (Textual)
Issued of common shares																					3,800,000
Principal amount																					$ 4,136
Per share price																					$ 0.00144
Conversion fees																					$ 500
Subsequent Event [Member] | Livingston Asset Management [Member]
Subsequent Events (Textual)
Interest rate						10.00%
Subsequent Event [Member] | Internet media [Member]
Subsequent Events (Textual)
Restricted common stock													25,000
Professional fees													$ 2,500
Subsequent Event [Member] | Trillium Partners LP [Member]
Subsequent Events (Textual)
Accrued interest paid																																											$ 1,331
Issued of common shares																																											322,875
Gain on debt extinguishment												$ 10,000
Principal amount																																											$ 247
Per share price																																											$ 0.008
Conversion fees																																											$ 1,005